Financial instruments and risk management - Interest Rate Risk, Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Ratio of floating rate borrowings after impact of derivatives	0.22	0.10
Ratio of fixed rate borrowings after impact of derivatives	0.78	0.90
Ratio of floating rate borrowings, excluding cash and other liquid assets in Canada	0.13	0.02
Ratio of fixed rate borrowings, excluding cash and other liquid assets in Canada	0.87	0.98
Interest rate risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Increase in pre-tax profit based on 100 basis point decrease in interest rates, or less	£ 13	£ 5	£ 50
Decrease in pre-tax profit based on 100 basis point increase in interest rates	£ 13	£ 5	£ 50
Interest rate risk | Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	1.00%
Interest rate risk | Interest rate lower than 1%
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Fixed rate | Interest rate risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target for floating to fixed rate debt	50.00%